UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: April 30, 2016

Item 1.	Reports to Stockholders.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2016

The RHJ Funds file their complete schedules of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-474-5669; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMID CAP PORTFOLIO
APRIL 30, 2016
(Unaudited)

SECTOR WEIGHTINGS

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.5%
	Shares	Value
CONSUMER DISCRETIONARY — 18.2%
Brunswick	2,120	$101,824
Deckers Outdoor*	1,437	83,073
Genesco*	1,736	120,097
Gentex	5,406	86,712
Harman International Industries	794	60,947
Hasbro	1,063	89,972
Kate Spade*	3,573	91,933
Nordstrom	1,674	85,592
Norwegian Cruise Line Holdings*	1,163	56,859

		777,009

CONSUMER STAPLES — 1.9%
Pinnacle Foods	1,868	79,558

ENERGY — 2.6%
Core Laboratories	844	112,809

FINANCIALS — 9.7%
CBRE Group, Cl A*	3,232	95,764
Comerica	1,510	67,044
FactSet Research Systems	538	81,103
Umpqua Holdings	5,101	80,749
Zions Bancorporation	3,200	88,064

		412,724

HEALTH CARE — 20.3%
Acadia Healthcare*	1,558	98,450
AmSurg*	2,127	172,244
Bio-Techne	958	89,266

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMID CAP PORTFOLIO
APRIL 30, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
Centene*	1,451	$89,904
Edwards Lifesciences*	868	92,191
INC Research Holdings, Cl A*	1,896	91,255
MEDNAX*	1,530	109,074
STERIS	1,778	125,651

		868,035

INDUSTRIALS — 22.0%
Beacon Roofing Supply*	2,658	113,576
Dover	981	64,452
Healthcare Services Group	1,939	73,391
IDEX	1,117	91,482
KAR Auction Services	1,135	42,676
Kirby*	814	51,950
Middleby*	904	99,114
Nordson	1,134	87,012
Proto Labs*	1,011	60,488
WABCO Holdings*	860	96,458
Xylem	3,809	159,140

		939,739

INFORMATION TECHNOLOGY — 23.8%
CDW	1,865	71,803
Ciena*	4,637	78,041
Electronics for Imaging*	3,057	121,791
FEI	1,269	112,966
First Solar*	1,740	97,162
FLIR Systems	3,667	110,780
Infinera*	2,685	31,924
IPG Photonics*	1,235	107,037
Linear Technology	1,752	77,929
Microchip Technology	1,783	86,636
Teradyne	6,401	121,043

		1,017,112

TOTAL COMMON STOCK (Cost $3,622,561)		4,206,986

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMID CAP PORTFOLIO
APRIL 30, 2016
(Unaudited)

SHORT-TERM INVESTMENT (A) — 1.4%
	Shares	Value
CASH EQUIVALENT— 1.4%
Dreyfus Treasury Cash Management Fund, Cl A, 0.170% (Cost $60,659)	60,659	$60,659

TOTAL INVESTMENTS — 99.9% (Cost $3,683,220)		$4,267,645

Percentages are based on Net Assets of $4,270,091.

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of April 30, 2016.
Cl	Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
APRIL 30, 2016
(Unaudited)

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.6%**
	Shares	Value
CONSUMER DISCRETIONARY — 15.2%
Deckers Outdoor*	14,800	$855,588
Dorman Products*	9,700	521,763
Five Below*	16,800	700,560
Helen of Troy*	10,400	1,035,112
IMAX*	39,200	1,254,400
Oxford Industries	11,366	754,930
Red Robin Gourmet Burgers*	11,300	732,918
Texas Roadhouse, Cl A	21,800	887,696

		6,742,967

CONSUMER STAPLES — 1.4%
Snyder’s-Lance	20,100	642,597

ENERGY — 1.0%
Gulfport Energy*	13,800	431,940

FINANCIALS — 6.9%
Cathay General Bancorp	27,100	827,092
Columbia Banking System	23,580	695,374
Glacier Bancorp	26,900	696,441
UMB Financial	15,300	852,975

		3,071,882

HEALTH CARE — 18.0%
Air Methods*	11,600	428,968
Albany Molecular Research*	61,500	925,575
AMN Healthcare Services*	26,900	955,219
Analogic	12,100	955,779
Greatbatch*	14,750	513,300

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
APRIL 30, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
HealthSouth	20,300	$841,638
INC Research Holdings, Cl A*	17,200	827,836
LivaNova*	14,100	743,493
Natus Medical*	19,900	634,213
Quality Systems	32,700	460,416
Team Health Holdings*	17,700	740,391

		8,026,828

INDUSTRIALS — 21.0%
Albany International, Cl A	20,100	809,829
Beacon Roofing Supply*	22,200	948,606
CaesarStone Sdot-Yam*	7,000	259,210
FTI Consulting*	28,900	1,164,670
Healthcare Services Group	20,400	772,140
Korn/Ferry	34,000	922,760
Matson	20,600	800,928
Mueller Water Products, Cl A	83,000	892,250
Proto Labs*	6,700	400,861
TASER International*	27,400	500,324
Tennant	13,900	742,399
Tetra Tech	39,200	1,152,480

		9,366,457

INFORMATION TECHNOLOGY — 27.3%
Acxiom*	48,100	1,056,757
Advanced Energy Industries*	14,300	462,605
Ambarella*	9,600	394,560
Blackhawk Network Holdings, Cl A*	28,900	928,557
BroadSoft*	10,800	422,982
Coherent*	7,600	709,840
Cray*	19,500	738,465
Electronics For Imaging*	27,000	1,075,680
EPAM Systems*	12,400	904,332
Infinera*	26,200	311,518
Integrated Device Technology*	38,400	740,352
Ixia*	75,700	766,084
MAXIMUS	7,900	417,910
NIC	29,000	513,590

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO
APRIL 30, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Pegasystems	42,100	$1,111,019
PTC*	21,900	798,474
Silicon Laboratories*	16,600	776,880

		12,129,605

MATERIALS — 3.8%
Balchem	14,000	859,040
Sensient Technologies	12,400	833,900

		1,692,940

TOTAL COMMON STOCK (Cost $37,961,540)		42,105,216

SHORT-TERM INVESTMENT (A) — 5.4%
CASH EQUIVALENT — 5.4%
Dreyfus Treasury Cash Management Fund, Cl A, 0.170% (Cost $2,400,770)	2,400,770	2,400,770

TOTAL INVESTMENTS — 100.0% (Cost $40,362,310)		$44,505,986

Percentages are based on Net Assets of $44,490,925.

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes whereas broad sectors are utilized for reporting purposes.
(A)	The rate reported is the 7-day effective yield as of April 30, 2016.
Cl	Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
APRIL 30, 2016
(Unaudited)

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SUMMARY SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.3%**
	% of Net Assets	Shares	Value
CONSUMER DISCRETIONARY — 19.7%
Carrols Restaurant Group*	1.4%	43,100	$599,521
Cavco Industries*	1.7	8,000	701,520
Citi Trends	1.3	30,500	547,780
Ethan Allen Interiors	1.3	16,400	558,256
Fox Factory Holding*	1.7	39,200	678,552
Krispy Kreme Doughnuts*	1.2	27,600	480,516
Lifetime Brands	1.7	40,556	700,402
MCBC Holdings*	1.4	43,200	579,744
Potbelly*	1.7	48,000	684,000
Universal Electronics*	1.8	10,900	723,869
Other Securities	4.5		1,867,214

			8,121,374

CONSUMER STAPLES — 3.9%
Chefs’ Warehouse*	1.1	23,400	450,918
Farmer Bros*	1.6	21,600	652,536
Inter Parfums	1.2	16,700	511,354

			1,614,808

ENERGY — 1.1%
Navigator Holdings*	1.1	29,400	448,056

FINANCIALS — 4.8%
Pacific Continental	1.4	34,100	568,106
State Bank Financial	1.2	24,100	503,208
Yadkin Financial	1.3	22,200	555,444
Other Securities	0.9		356,962

			1,983,720

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
APRIL 30, 2016
(Unaudited)

COMMON STOCK — continued
	% of Net Assets	Shares	Value
HEALTH CARE — 20.6%
Cambrex*	2.1%	18,100	$873,144
Cross Country Healthcare*	1.9	61,500	764,445
Exactech*	1.1	20,400	463,896
LeMaitre Vascular	2.2	55,700	923,506
LHC Group*	1.4	14,500	584,930
Natus Medical*	1.1	14,200	452,554
Omnicell*	1.2	15,000	477,900
Providence Service*	1.7	13,900	692,776
Repligen*	1.3	20,000	532,800
SurModics*	1.3	25,700	517,084
U.S. Physical Therapy	1.6	12,800	638,208
Vocera Communications*	1.1	40,500	474,660
Other Securities	2.6		1,063,944

			8,459,847

INDUSTRIALS — 25.1%
Alamo Group	1.5	11,000	620,840
Apogee Enterprises	1.2	11,700	484,848
CIRCOR International	1.4	10,300	581,435
CRA International*	1.1	20,400	442,680
Echo Global Logistics*	1.5	26,900	628,653
ESCO Technologies	1.6	16,800	646,464
Exponent	1.5	11,900	593,096
GP Strategies*	1.4	25,100	585,834
ICF International*	1.1	11,500	452,755
John Bean Technologies	1.9	15,100	787,314
Knoll	1.1	20,400	476,340
Lydall*	1.8	19,500	717,405
Navigant Consulting*	1.4	36,500	582,540
Quanex Building Products	1.1	24,500	461,580
Saia*	1.3	18,000	520,560
Sterling Construction*	1.2	90,900	476,316
Other Securities	3.0		1,254,350

			10,313,010

INFORMATION TECHNOLOGY — 18.0%
Calix*	1.1	66,000	457,380
Fabrinet*	1.7	21,600	690,552
Mesa Laboratories	1.5	6,200	624,836

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
APRIL 30, 2016
(Unaudited)

COMMON STOCK — continued
	% of Net Assets	Shares	Value
INFORMATION TECHNOLOGY — continued
Nanometrics*	1.4%	32,300	$576,878
Silicon Graphics International*	1.1	96,100	430,528
WNS Holdings ADR*	2.1	27,967	886,274
Other Securities	9.1		3,739,918

			7,406,366

MATERIALS — 1.0%
Other Securities	1.0		405,860

TELECOMMUNICATION SERVICES — 4.1%
8x8*	2.4	87,800	995,652
Vonage Holdings*	1.7	147,500	688,825

			1,684,477

TOTAL COMMON STOCK (Cost $34,130,259)			40,437,518

SHORT-TERM INVESTMENT (A) — 1.8%
CASH EQUIVALENT — 1.8%
Dreyfus Treasury Cash Management Fund, Cl A, 0.170% (Cost $742,498)	1.8	742,498	742,498

TOTAL INVESTMENTS — 100.1% (Cost $34,872,757)			$41,180,016

Percentages are based on Net Assets of $41,134,802.

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes whereas broad sectors are utilized for reporting purposes.
(A)	The rate reported is the 7-day effective yield as of April 30, 2016.
ADR	American Depositary Receipt
Cl	Class

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). Footnotes above may apply to securities that are included in “Other Securities.” For further detail, the complete schedule of portfolio holdings is available (i) without charge, upon request, by calling 1-866-474-5669; and (ii) on the SEC’s website at http://www.sec.gov.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2016
(Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	SMID Cap Portfolio	Small Cap Portfolio	Micro Cap Portfolio
Assets:
Investments at Value (Cost $3,683,220, $40,362,310 and $34,872,757, respectively)	$4,267,645	$44,505,986	$41,180,016
Receivable for Investment Securities Sold	—	—	106,369
Prepaid Expenses	6,254	12,913	17,634
Receivable for Capital Shares Sold	4,731	102,160	6,930
Dividends Receivable	552	245	4,650
Receivable Due from Investment Advisor	2,490	—	—

Total Assets	4,281,672	44,621,304	41,315,599

Liabilities:
Payable Due to Administrator	686	7,160	6,498
Payable Due to Trustees	356	3,684	3,332
Chief Compliance Officer Fees Payable	41	1,182	1,054
Payable Due to Investment Adviser	—	11,830	16,449
Payable for Investment Securities Purchased	—	—	97,929
Payable for Capital Shares Redeemed	—	52,020	—
Other Accrued Expenses	10,498	54,503	55,535

Total Liabilities	11,581	130,379	180,797

Net Assets	$4,270,091	$44,490,925	$41,134,802

Net Assets Consist of:
Paid-in Capital	$5,963,161	$40,083,762	$38,146,445
Accumulated Net Investment Loss	(19,314)	(66,914)	(605,945)
Accumulated Net Realized Gain (Loss) on Investments	(2,258,181)	330,401	(2,712,957)
Net Unrealized Appreciation on Investments	584,425	4,143,676	6,307,259

Net Assets	$4,270,091	$44,490,925	$41,134,802

Institutional Class Shares:
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	n/a	4,465,370	1,550,850

Investor Class Shares:
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	233,449	n/a	n/a

Net Asset Value,
Per share — Institutional Class	n/a	$9.96	$26.52 *

Net Asset Value,
Per share — Investor Class	$18.29	n/a	n/a

*	Redemption price per share may be less if the shares are redeemed less than 90 days from the date of purchase. See Note 2 of the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
FOR THE SIX MONTHS ENDED
APRIL 30, 2016 (Unaudited)

STATEMENTS OF OPERATIONS

	SMID Cap Portfolio	Small Cap Portfolio	Micro Cap Portfolio
Investment Income
Dividends	$22,061	$193,210	$96,953
Less: Foreign Taxes Withheld	(144)	(3,755)	—

Total Income	21,917	189,455	96,953

Expenses
Investment Advisory Fees	18,897	177,887	149,230
Distribution Fees	5,249	—	—
Shareholder Servicing Fees	—	18,959	22,350
Administration Fees	6,217	66,014	58,939
Trustees’ Fees	637	6,722	6,035
Chief Compliance Officer Fees	265	2,209	1,995
Transfer Agent Fees	14,638	40,999	41,350
Registration and Filing Fees	7,956	10,399	13,671
Custodian Fees	2,486	2,486	2,486
Audit Fees	1,399	14,819	13,297
Printing Fees	1,128	10,891	9,764
Legal Fees	1,174	12,350	11,101
Other Expenses	806	6,503	5,874

Expenses Before Expense Waiver and Fees Paid Indirectly	60,852	370,238	336,092

Less:
Waiver of Investment Advisory Fees	(18,897)	(109,641)	(36,898)
Reimbursement of Other Operating Expenses	(15,295)	—	—
Fees Paid Indirectly(1)	(346)	(4,228)	(4,862)

Net Expenses After Expense Waiver and Fees Paid Indirectly	26,314	256,369	294,332

Net Investment Loss	(4,397)	(66,914)	(197,379)

Net Realized Gain (Loss) on Investments	(299,041)	444,462	(1,088,110)
Net Change in Unrealized Appreciation (Depreciation) on Investments	110,070	(3,715,112)	(128,414)

Total Net Realized and Unrealized Loss on Investments	(188,971)	(3,270,650)	(1,216,524)

Net Decrease in Net Assets Resulting from Operations	$(193,368)	$(3,337,564)	$(1,413,903)

(1)	See Note 4 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMID CAP PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net Investment Loss	$(4,397)	$(13,754)
Net Realized Gain (Loss) on Investments	(299,041)	416,197
Net Change in Unrealized Appreciation (Depreciation) on Investments	110,070	(404,155)

Net Decrease in Net Assets Resulting in Operations	(193,368)	(1,712)

Capital Share Transactions:
Issued	95,562	431,958
Redeemed	(171,123)	(967,550)

Net Decrease in Net Assets from Capital Share Transactions	(75,561)	(535,592)

Total Decrease in Net Assets	(268,929)	(537,304)
Net Assets:
Beginning of Period	4,539,020	5,076,324

End of Period	$4,270,091	$4,539,020

Accumulated Net Investment Loss	$(19,314)	$(14,917)

Shares Issued and Redeemed:
Issued	5,424	22,062
Redeemed	(9,435)	(48,343)

Net Decrease in Shares Outstanding from Share Transactions	(4,011)	(26,281)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net Investment Loss	$(66,914)	$(221,131)
Net Realized Gain on Investments	444,462	10,589,512
Net Change in Unrealized Appreciation (Depreciation) on Investments	(3,715,112)	(7,903,960)

Net Increase (Decrease) in Net Assets Resulting in Operations	(3,337,564)	2,464,421

Distributions:
Net Realized Gain	(9,784,754)	(14,030,743)

Total Distributions	(9,784,754)	(14,030,743)

Capital Share Transactions:
Issued	5,472,702	5,885,785
Reinvestment of Distributions	9,613,256	13,268,828
Redeemed	(5,687,549)	(33,153,818)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	9,398,409	(13,999,205)

Total Decrease in Net Assets	(3,723,909)	(25,565,527)
Net Assets:
Beginning of Period	48,214,834	73,780,361

End of Period	$44,490,925	$48,214,834

Accumulated Net Investment Loss	$(66,914)	$—

Shares Issued and Redeemed:
Issued	510,273	402,666
Reinvestment of Distributions	937,879	1,008,987
Redeemed	(524,902)	(2,108,901)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	923,250	(697,248)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net Investment Loss	$(197,379)	$(477,364)
Net Realized Gain (Loss) on Investments	(1,088,110)	560,030
Net Change in Unrealized Appreciation (Depreciation) on Investments	(128,414)	(82,364)

Net Increase (Decrease) in Net Assets Resulting in Operations	(1,413,903)	302

Capital Share Transactions:
Issued	2,820,492	8,715,857
Redemption Fees(1)	—	424
Redeemed	(3,765,103)	(4,301,498)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(944,611)	4,414,783

Total Increase (Decrease) in Net Assets	(2,358,514)	4,415,085
Net Assets:
Beginning of Period	43,493,316	39,078,231

End of Period	$41,134,802	$43,493,316

Accumulated Net Investment Loss	$(605,945)	$(408,566)

Shares Issued and Redeemed:
Issued	111,131	307,670
Redeemed	(139,874)	(149,054)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	(28,743)	158,616

(1)	See Note 2 in the Notes to Financial Statements

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMID CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

	Selected Per-Share Data & Ratios For a Share Outstanding Throughout Each Period

	Six Months Ended April 30, 2016 (Unaudited)	Years Ended October 31,
		2015		2014	2013	2012	2011
Net Asset Value, Beginning of Period	$19.11	$19.25		$17.87	$13.18	$13.49	$12.61

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.02)	(0.05)		(0.09)	(0.07)	0.01	(0.07)
Net Realized and Unrealized Gain (Loss)	(0.80)	(0.09	)(3)	1.47	4.89	(0.32)	0.95

Total from Investment Operations	(0.82)	(0.14)		1.38	4.82	(0.31)	0.88

Dividends and Distributions:
Net Investment Income	—	—		—	(0.13)	—	—

Total Dividends and Distributions	—	—		—	(0.13)	—	—

Net Asset Value, End of Period	$18.29	$19.11		$19.25	$17.87	$13.18	$13.49

Total Return†	(4.29)%	(0.73)%		7.72%	36.86%	(2.30)%	6.98%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$4,270	$4,539		$5,076	$5,305	$8,580	$9,087
Ratio of Net Expenses to Average Net Assets(2)	1.27%*	1.40%		1.40%	1.40%	1.40%	1.40%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	2.90%*	2.88%		2.71%	2.37%	2.12%	2.22%
Ratio of Net Investment Loss to Average Net Assets	(0.21)%*	(0.26)%		(0.46)%	(0.46)%	(0.08)%	(0.47)%
Portfolio Turnover Rate	31%	51%		50%	44%	60%	57%

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption Fund shares. Total return would have been lower had certain fees not been waived and/or expenses assumed by the Adviser during the year.
*	Annualized.
(1)	Per-share calculations were performed using average shares for the period.
(2)	The Ratio of Expenses to Average net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratios would have decreased by 2 basis points (bps), 1 bps, 2 bps, 4 bps, 3 bps and 2 bps, respectively.
(3)	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the sales and repurchase of Fund shares in relation to fluctuating market value of the investments of the Fund.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

	Selected Per-Share Data & Ratios For a Share Outstanding Throughout Each Period

	Six Months Ended April 30, 2016 (Unaudited)	Years Ended October 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$13.61	$17.40	$17.88	$13.23	$13.40	$10.30

Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.02)	(0.06)	(0.06)	(0.08)	(0.02)	(0.12)
Net Realized and Unrealized Gain (Loss)	(0.86)	0.83	1.23	4.73	0.44	3.22

Total from Investment Operations	(0.88)	0.77	1.17	4.65	0.42	3.10

Distributions from:
Net Realized Gain	(2.77)	(4.56)	(1.65)	—	(0.59)	—
Return of Capital	—	—	—	—	— (2)	—

Total Distributions	(2.77)	(4.56)	(1.65)	—	(0.59)	—

Net Asset Value, End of Period	$9.96	$13.61	$17.40	$17.88	$13.23	$13.40

Total Return†	(7.04)%	5.35%	7.21%	35.15%	3.63%	30.10%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$44,491	$48,215	$73,780	$96,542	$87,715	$140,176
Ratio of Net Expenses to Average Net Assets(3)	1.15%*	1.19%	1.22%	1.41%	1.32%	1.37%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	1.67%*	1.67%	1.51%	1.51%	1.44%	1.47%
Ratio of Net Investment Loss to Average Net Assets	(0.30)%*	(0.42)%	(0.38)%	(0.54)%	(0.12)%	(0.96)%
Portfolio Turnover Rate	26%	47%	46%	49%	89%	79%

*	Annualized.
†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
‡	Total return would have been lower had certain fees not been waived and/or expenses assumed by the Adviser during the year.
(1)	Per-share calculations were performed using average shares for the period.
(2)	Value is less than $0.01 per share.
(3)	The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratios would have decreased by 1 basis point (bps), 6 bps, 3 bps, 3 bps, 12 bps and 10 bps, respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

	Selected Per-Share Data & Ratios For a Share Outstanding Throughout Each Period

	Six Months Ended April 30, 2016 (Unaudited)		Years Ended October 31,
			2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$27.53		$27.50	$26.59	$19.11	$16.95	$14.71

Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.13)		(0.33)	(0.27)	(0.24)	(0.21)	(0.22)
Net Realized and Unrealized Gain (Loss)	(0.88)		0.36	1.17	7.72	2.37	2.46

Total from Investment Operations	(1.01)		0.03	0.90	7.48	2.16	2.24

Redemption Fees	—	(2)	— (2)	0.01	— (2)	— (2)	— (2)

Net Asset Value, End of Period	$26.52		$27.53	$27.50	$26.59	$19.11	$16.95

Total Return†	(3.67	)%‡	0.11%‡	3.42%	39.14%	12.74%	15.23%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$41,135		$43,493	$39,078	$40,109	$33,596	$34,334
Ratio of Net Expenses to Average Net Assets(3)	1.48	%*	1.60%	1.53%	1.51%	1.36%	1.50%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	1.69	%*	1.71%	1.54%	1.55%	1.43%	1.62%
Ratio of Net Investment Loss to Average Net Assets	(0.99	)%*	(1.14)%	(0.99)%	(1.07)%	(1.14)%	(1.31)%
Portfolio Turnover Rate	31%		71%	57%	98%	101%	147%

*	Annualized.
†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
‡	Total return would have been lower had certain fees not been waived and/or expenses assumed by the Adviser during the year.
(1)	Per-share calculations were performed using average shares for the period.
(2)	Value is less than $0.01 per share
(3)	The Ratio of Net Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratios would have decreased by 2 basis points (bps), 1 bps, 4 bps, 7 bps and 12 bps, respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2016

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 56 funds. The financial statements herein are those of the Rice Hall James SMID Cap Portfolio (“SMID Cap Portfolio”), Rice Hall James Small Cap Portfolio (“Small Cap Portfolio”), and Rice Hall James Micro Cap Portfolio (“Micro Cap Portfolio”) (each a “Fund” and collectively the “Funds”). Each Fund is classified as a “diversified” investment company under the 1940 Act. The investment objective of the SMID Cap Portfolio is maximum capital appreciation. The SMID Cap Portfolio invests primarily (at least 80% of its net assets) in equity securities of U.S. small-and-mid-cap companies with market capitalizations that, at the time of initial purchase, fall within the range of the companies in the Russell 2500 Index at reconstitution each June. The investment objective of the Small Cap Portfolio is maximum capital appreciation. The Small Cap Portfolio invests primarily (at least 80% of its net assets) in equity securities of U.S. small cap companies with market capitalizations that, at the time of initial purchase, fall within the range of the companies in the Russell 2000 Index at reconstitution each June. The investment objective of the Micro Cap Portfolio is maximum capital appreciation. The Micro Cap Portfolio invests primarily (at least 80% of its net assets) in equity securities of U.S. micro cap companies that, at the time of initial purchase, fall within the range of companies in the Russell Microcap Index at reconstitution each June. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds. The Funds are investment companies in conformity with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidelines for investment companies.

Use of Estimates — The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2016

for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded, it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2016, there were no securities valued in accordance with the fair value procedures.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session of the exchange on which the security is principally traded.

In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2016

between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

• Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

• Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speed, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

• Level 3 — Prices, inputs or exotic modeling techniques that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

As of April 30, 2016, all of the Funds’ investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements under U.S. GAAP. For details of the investment classification, refer to the Schedules of Investments for the SMID Cap Portfolio and Small Cap Portfolio and the Summary Schedule of Investments for the MicroCap Portfolio.

For the six months ended April 30, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the six months ended April 30, 2016, there were no Level 3 securities.

For the six months ended April 30, 2016, there have been no significant changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is the Funds’ intention to continue to qualify as regulated investment companies for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” (i.e., a greater than 50% probability) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2016

Tax positions not deemed to meet the more likely than not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2016, the Funds did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Certain expenses are apportioned among the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — Each Fund distributes substantially all of its net investment income, if any, quarterly. Any net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

Redemption Fees — The Micro Cap Portfolio imposes a 2.00% redemption fee on the value of Institutional Class shares redeemed fewer than 90 days from the date of purchase. The redemption fee is recorded as an increase to paid-in capital. The Micro Cap Portfolio imposed redemption fees of $0 and $424, for the six months ended April 30, 2016 and the year ended October 31, 2015, respectively.

3.	Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2016

regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

4.	Administration, Distribution, Shareholder Servicing, Commission Recapture, Transfer Agent and Custodian Agreements:

The Funds and the Administrator are parties to an Administration Agreement, under which the Administrator provides management and administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended April 30, 2016, the SMID Cap Portfolio, Small Cap Portfolio and Micro Cap Portfolio paid $6,217, $66,014 and $58,939, respectively, for these services.

The Trust has adopted a Distribution Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. The Plan provides that Investor Class shares of the SMID Cap Portfolio will pay the Distributor a fee not to exceed 0.25% of the SMID Cap Portfolio’s average daily net assets attributable to Investor Class shares from this fee, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”). The fee represents compensation for services and reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Plan is characterized as a reimbursement plan since the distribution fee will be paid to the Distributor as reimbursement for expenses incurred for distribution-related activity. Investors should understand that some Agents may charge their clients fees in connection with purchases of shares or for the provision of shareholder services with respect to shares.

The Funds direct, via a network of executing brokers, certain fund trades to the Distributor, who pays a portion of the Funds’ expenses. Under this arrangement, the SMID Cap Portfolio, Small Cap Portfolio and the Micro Cap Portfolio had expenses reduced by $148, $4,151 and $4,842, respectively, savings that were used to pay administrative expenses. These amounts are included in “Fees Paid Indirectly” on the Statement of Operations.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Funds for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Funds that are serviced by the financial representative. Such fees are paid by the Funds to the extent that the number of accounts serviced by the financial

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2016

representative multiplied by the account fee charged by the Funds’ transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by Rice Hall James & Associates, LLC (the “Adviser”). These fees are disclosed on the Statement of Operations as Shareholder Servicing fees.

DST Systems, Inc. serves as the transfer agent and dividend-disbursing agent for the Funds under a transfer agency agreement with the Trust.

The Funds may earn cash management credits that can be used to offset transfer agent expenses. During the six months ended April 30, 2016, the SMID Cap Portfolio, Small Cap Portfolio and the Micro Cap Portfolio earned credits of $198, $77 and $20, respectively, which were used to offset transfer agent expenses. These amounts are included in “Fees Paid Indirectly” on the Statement of Operations.

MUFG Union Bank, N.A. (formerly Union Bank, N.A.) acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5.	Investment Advisory Agreements:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds. For its services, the SMID Cap Portfolio pays the Adviser an annual fee of 0.90% on the first $250 million, 0.80% on the next $250 million and 0.70% for amounts over $500 million, based on the Fund’s average daily net assets. The Small Cap Portfolio and the Micro Cap Portfolio have a fee calculated at an annual rate of 0.80% and 0.75% of each Fund’s average daily net assets, respectively. Effective March 1, 2016, the Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and non-routine expenses (collectively “excluded expenses”)) from exceeding certain levels as set forth below until February 28, 2018. In addition, if at any point total annual Fund operating expenses (not including excluded expenses) are below a Fund’s expense cap, the Adviser may receive from the Fund the difference between total annual Fund operating expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement, or any prior contractual agreement, was in place.

RHJ Fund	Contractual Expense Limitation
SMID Cap Portfolio	1.00%
Small Cap Portfolio	1.25%
Micro Cap Portfolio	1.00%

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2016

Prior to March 1, 2016, the Adviser had contractually agreed to reduce fees and reimburse expenses of the SMID Cap Portfolio and Small Cap Portfolio in order to keep total annual Fund operating expenses (not including excluded expenses) from exceeding 1.25% and 1.40%, respectively, each the Fund’s average daily net assets. Prior to March 1, 2016, the Adviser had voluntarily agreed to reduce fees reimburse expenses of the Micro Cap Portfolio in order to keep its net operating expenses (not including excluded expenses) from exceeding 1.60% of the Fund’s average daily net assets.

As of April 30, 2016, the Adviser may seek as reimbursement of previously waived fees for the Funds as follows:

RHJ Fund	Expiring 2017	Expiring 2018	Expiring 2019	Total
SMID Cap Portfolio	$64,907	$73,139	$34,191	$172,237
Small Cap Portfolio	159,833	231,788	109,641	501,262
Micro Cap Portfolio	—	—	19,542	19,542

Prior to March 1, 2016, the Adviser did not have the ability to recapture previously waived fees or expenses for the Micro Cap Portfolio.

6.	Investment Transactions:

For the six months ended April 30, 2016, the purchases and sales of investment securities other than long-term U.S. Government and short-term securities were:

RHJ Fund	Purchases	Sales
SMID Cap Portfolio	$1,270,357	$1,268,857
Small Cap Portfolio	11,261,478	11,343,831
Micro Cap Portfolio	12,205,560	12,081,936

There were no purchases or sales of long-term U.S. Government Securities.

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period in which the differences arise.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2016

The tax character of dividends and distributions declared during the last two fiscal years was as follows:

	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
SMID Cap Portfolio
2015	$—	$—	$—	$—
2014	—	—	—	—
Small Cap Portfolio
2015	—	14,030,743	—	14,030,743
2014	653,383	7,846,598	—	8,499,981
Micro Cap Portfolio
2015	—	—	—	—
2014	—	—	—	—

As of October 31, 2015, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

RHJ Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforward	Late-Year Loss Deferral	Unrealized Appreciation	Total Distributable Earnings (Accumulated Losses)
SMID Cap Portfolio	$—	$—	$(1,954,023)	$(14,914)	$469,235	$(1,499,702)
Small Cap Portfolio	1,199,074	8,585,218	—	—	7,745,189	17,529,481
Micro Cap Portfolio	—	—	(1,531,276)	(408,567)	6,342,103	4,402,260

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2015 through October 31, 2015. For the tax year ended October 31, 2015, the SMID Cap Portfolio and Micro Cap Portfolio elected to treat the qualified ordinary late year losses of $14,914 and $408,567, respectively, as arising in the following fiscal year.

For Federal income tax purposes, capital losses incurred in taxable years beginning before December 22, 2010 may be carried forward for a maximum period of eight years and applied against future net capital gains.

At October 31, 2015, the breakdown of capital loss carryforwards for the Funds was as follows:

RHJ Fund	Expiring October 31,	Amount
SMID Cap Portfolio	2017	$1,954,023
Micro Cap Portfolio	2017	1,531,276

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2016

their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Funds currently do not have any losses carried forward under these new provisions.

During the year ended October 31, 2015, the SMID Cap Portfolio and Micro Cap Portfolio utilized capital loss carryforwards of $412,699 and $575,063, respectively, to offset capital gains.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at April 30, 2016, were as follows:

RHJ Fund	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
SMID Cap Portfolio	$3,683,220	$631,990	$(47,565)	$584,425
Small Cap Portfolio	40,362,310	5,874,780	(1,731,104)	4,143,676
Micro Cap Portfolio	34,872,757	7,745,703	(1,438,444)	6,307,259

The preceding differences between book and tax cost are primarily due to wash sales.

8.	Other:

At April 30, 2016, the percentage of total shares outstanding held by a limited number of shareholders for each Fund, (shareholder segments comprised of omnibus accounts that were held on behalf of individual shareholders), each owning 10% or greater of the aggregate shares outstanding, was as follows:

RHJ Fund	No. of Shareholders	% Ownership
SMID Cap Portfolio	2	70%
Small Cap Portfolio	2	53%
Micro Cap Portfolio	1	42%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, remote, based on experience, the risk of loss from such claims is considered remote.

9.	Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments to the financial statements were required.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2016

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, you hold an investment that is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period (November 1, 2015 through April 30, 2016).

The table on the following page illustrates your Fund’s costs in two ways.

• Actual Fund Return. This section helps you to estimate the actual expenses, after fee waivers, that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — and does NOT represent your Fund’s actual return — the account values shown may not apply to your specific investment.

THE ADVISORS’ INNER CIRCLE FUND	RHJ FUNDS
APRIL 30, 2016

DISCLOSURE OF FUND EXPENSES (Unaudited)

	Beginning Account Value 11/01/15	Ending Account Value 4/30/16	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return
SMID Cap Portfolio	$1,000.00	$957.10	1.27%	$6.18
Small Cap Portfolio	1,000.00	929.60	1.15	5.52
Micro Cap Portfolio	1,000.00	963.30	1.48	7.22
Hypothetical 5% Return
SMID Cap Portfolio	$1,000.00	$1,018.55	1.27%	$6.37
Small Cap Portfolio	1,000.00	1,019.14	1.15	5.77
Micro Cap Portfolio	1,000.00	1,017.50	1.48	7.42

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one half year period shown).

The Rice Hall James Funds

P.O. Box 219009

Kansas City, MO 64121

866-474-5669

www.rhjfunds.com

Adviser:

Rice Hall James & Associates, LLC

600 West Broadway, Suite 1000

San Diego, CA 92101

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

RHJ-SA-001-1500

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
April 30, 2016
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.3%**
	Shares	Value
CONSUMER DISCRETIONARY — 19.7%
Capella Education	7,500	$414,825
Carrols Restaurant Group*	43,100	599,521
Cavco Industries*	8,000	701,520
Citi Trends	30,500	547,780
Crocs*	32,400	270,540
Ethan Allen Interiors	16,400	558,256
Fiesta Restaurant Group*	11,000	353,210
Fox Factory Holding*	39,200	678,552
FTD*	14,700	408,807
Krispy Kreme Doughnuts*	27,600	480,516
Lifetime Brands	40,556	700,402
MCBC Holdings*	43,200	579,744
Nautilus*	23,800	419,832
Potbelly*	48,000	684,000
Universal Electronics*	10,900	723,869

		8,121,374

CONSUMER STAPLES — 3.9%
Chefs’ Warehouse*	23,400	450,918
Farmer Bros*	21,600	652,536
Inter Parfums	16,700	511,354

		1,614,808

ENERGY — 1.1%
Navigator Holdings*	29,400	448,056

FINANCIALS — 4.8%
Pacific Continental	34,100	568,106
People’s Utah Bancorp	21,713	356,962
State Bank Financial	24,100	503,208
Yadkin Financial	22,200	555,444

		1,983,720

HEALTH CARE — 20.6%
Addus HomeCare Corp*	12,890	238,465
Cambrex*	18,100	873,144
Civitas Solutions*	4,924	98,677
Cross Country Healthcare*	61,500	764,445
Exactech*	20,400	463,896
Inogen*	8,300	405,538
LeMaitre Vascular	55,700	923,506
LHC Group*	14,500	584,930
Natus Medical*	14,200	452,554
Omnicell*	15,000	477,900
Providence Service*	13,900	692,776
Repligen*	20,000	532,800
Sagent Pharmaceuticals*	27,600	321,264
SurModics*	25,700	517,084

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
April 30, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
U.S. Physical Therapy	12,800	$638,208
Vocera Communications*	40,500	474,660

		8,459,847

INDUSTRIALS — 25.1%
AAR	17,100	411,084
Alamo Group	11,000	620,840
Apogee Enterprises	11,700	484,848
Astronics*	11,111	410,552
CIRCOR International	10,300	581,435
CRA International*	20,400	442,680
Echo Global Logistics*	26,900	628,653
ESCO Technologies	16,800	646,464
Exponent	11,900	593,096
GP Strategies*	25,100	585,834
ICF International*	11,500	452,755
Insperity	8,200	432,714
John Bean Technologies	15,100	787,314
Knoll	20,400	476,340
Lydall*	19,500	717,405
Navigant Consulting*	36,500	582,540
Quanex Building Products	24,500	461,580
Saia*	18,000	520,560
Sterling Construction*	90,900	476,316

		10,313,010

INFORMATION TECHNOLOGY — 18.0%
Allot Communications*	76,600	415,172
Applied Micro Circuits*	52,300	326,352
Applied Optoelectronics*	37,000	414,400
Brooks Automation	39,700	375,562
Calix*	66,000	457,380
ePlus*	5,200	418,028
Fabrinet*	21,600	690,552
Mesa Laboratories	6,200	624,836
Nanometrics*	32,300	576,878
Park City Group*	29,412	279,414
Photronics*	34,300	362,894
Silicon Graphics International*	96,100	430,528
Sykes Enterprises*	13,700	399,355
Tower Semiconductor*	34,600	404,474
Veeco Instruments*	18,700	344,267
WNS Holdings ADR*	27,967	886,274

		7,406,366

MATERIALS — 1.0%
Materion	14,000	405,860

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO
April 30, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value
TELECOMMUNICATION SERVICES — 4.1%
8x8*	87,800	$995,652
Vonage Holdings*	147,500	688,825

		1,684,477

TOTAL COMMON STOCK (Cost $34,130,259)		40,437,518

SHORT-TERM INVESTMENT (A) — 1.8%
CASH EQUIVALENT — 1.8%
Dreyfus Treasury Cash Management Fund, Cl A, 0.170% (Cost $742,498)	742,498	742,498

TOTAL INVESTMENTS — 100.1% (Cost $34,872,757)		$41,180,016

Percentages are based on Net Assets of $41,134,802.

*	Non-income producing security
**	More narrow industries are utilized for compliance purposes whereas broad sectors are utilized for reporting purposes.
(A)	The rate reported is the 7-day effective yield as of April 30, 2016.

ADR	American Depositary Receipt
Cl	Class

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO

Date: July 7, 2016